Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Software and IT Services Portfolio
November 30, 2025
SOF-NPRT3-0126
1.810708.121
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 1.3%
Information Technology - 1.3%
IT Services - 1.1%
Shopify Inc Class A (United States) (a)	626,960	99,460,934
Software - 0.2%
Constellation Software Inc/Canada	9,300	22,740,096
TOTAL CANADA		122,201,030
FRANCE - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	45,400	7,113,389
UNITED STATES - 98.2%
Communication Services - 1.7%
Interactive Media & Services - 1.7%
Alphabet Inc Class A	235,400	75,370,372
Meta Platforms Inc Class A	200	129,590
ZoomInfo Technologies Inc (a)	8,898,769	88,275,788
		163,775,750
Consumer Discretionary - 1.8%
Broadline Retail - 1.8%
Amazon.com Inc (a)	735,080	171,435,358
Financials - 0.5%
Financial Services - 0.5%
Toast Inc Class A (a)	1,473,796	50,389,085
Information Technology - 94.2%
IT Services - 14.1%
Accenture PLC Class A	649,600	162,400,000
Cloudflare Inc Class A (a)	744,549	149,066,155
Cognizant Technology Solutions Corp Class A	1,027,300	79,831,483
EPAM Systems Inc (a)	443,125	82,864,375
IBM Corporation	6,200	1,913,196
MongoDB Inc Class A (a)	600,900	199,721,133
Okta Inc Class A (a)	1,883,891	151,332,964
Snowflake Inc (a)	1,010,700	253,928,268
Twilio Inc Class A (a)	2,035,156	263,939,382
		1,344,996,956
Software - 80.1%
Adobe Inc (a)	611,500	195,759,495
Amplitude Inc Class A (a)	652,376	6,706,425
AppLovin Corp Class A (a)	319,966	191,813,218
Atlassian Corp Class A (a)	1,496,154	223,704,946
Autodesk Inc (a)	1,153,405	349,873,873
BILL Holdings Inc (a)	959,000	48,093,850
BlackLine Inc (a)	1,319,200	75,181,208
Cadence Design Systems Inc (a)	264,700	82,544,048
Confluent Inc Class A (a)	2,255,885	50,193,441
Crowdstrike Holdings Inc Class A (a)	100,086	50,959,788
Datadog Inc Class A (a)	1,868,313	298,948,763
Dynatrace Inc (a)	2,675,500	119,220,280
Elastic NV (a)	345,153	24,343,641
Fair Isaac Corp (a)	40,974	73,992,078
Figma Inc Class A	886,400	31,883,808
Five9 Inc (a)	2,046,688	40,094,618
Gen Digital Inc	582,418	15,358,363
HubSpot Inc (a)	634,517	233,070,784
Intuit Inc	591,851	375,280,882
Klaviyo Inc Class A (a)	6,407,100	182,986,776
Microsoft Corp	4,821,102	2,372,030,396
Monday.com Ltd (a)	267,325	38,457,375
Oracle Corp	1,970,827	398,008,513
Palantir Technologies Inc Class A (a)	1,904,478	320,809,319
Palo Alto Networks Inc (a)	1,799,764	342,189,129
Pivotal Software Inc rights (a)(b)	3,336,600	33
Rubrik Inc Class A (a)	1,947,100	134,972,972
Salesforce Inc	2,199,884	507,161,257
Samsara Inc Class A (a)	3,062,700	116,474,481
Servicenow Inc (a)	182,824	148,528,046
Synopsys Inc (a)	596,340	249,276,083
Tenable Holdings Inc (a)	109,809	2,912,135
Unity Software Inc (a)	3,214,985	136,701,162
Workday Inc Class A (a)	112,500	24,257,250
Workiva Inc Class A (a)	33,870	3,135,007
Zscaler Inc (a)	596,040	149,904,060
		7,614,827,503
TOTAL INFORMATION TECHNOLOGY		8,959,824,459

TOTAL UNITED STATES		9,345,424,652
TOTAL COMMON STOCKS (Cost $5,111,565,314)		9,474,739,071

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Databricks Inc Series K (b)(c) (Cost $3,690,000)	24,600	4,411,272

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $17,306,675)	4.02	17,303,214	17,306,675

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,132,561,989)	9,496,457,018
NET OTHER ASSETS (LIABILITIES) - 0.2%	22,930,619
NET ASSETS - 100.0%	9,519,387,637

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,411,272 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Databricks Inc Series K	9/8/2025	3,690,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	90,556,079	732,005,973	805,256,339	715,640	962	-	17,306,675	17,303,214	0.0%
Fidelity Securities Lending Cash Central Fund	1,394,375	197,826,927	199,221,302	4,429	-	-	-	-	0.0%
Total	91,950,454	929,832,900	1,004,477,641	720,069	962	-	17,306,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Five9 Inc	126,048,400	44,947,927	77,607,515	-	(88,653,557)	35,359,363	-	-
Total	126,048,400	44,947,927	77,607,515	-	(88,653,557)	35,359,363	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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